17. FUTURE MINIMUM RENTAL INCOME UNDER OPERATING LEASES	6 Months Ended
Jun. 30, 2015
Leases [Abstract]
17. FUTURE MINIMUM RENTAL INCOME UNDER OPERATING LEASES

Fincera’s operations include the leasing of commercial property at the Kai Yuan Center. The leases thereon expire at various dates through 2018. The following is a schedule of minimum future rents on non-cancelable operating leases at June 30, 2015 (in thousands):

Year Ending December 31,	Future Minimum Rentals
2015 (six months)	$5,599
2016	8,514
2017	3,588
2018	205
Total	$17,906

There are no contingent rentals as of June 30, 2015.